INVENTORIES (Schedule of Inventory) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Raw materials, parts and supplies	$ 16,291	$ 11,993
Work in progress and assembled raw materials	10,335	9,392
Finished products	12,264	17,140
Inventory, Net	$ 38,890	$ 38,525